Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	NATIONWIDE VARIABLE INSURANCE TRUST
Central Index Key	0000353905
Amendment Flag	false
Document Creation Date	Jun 12, 2013
Document Effective Date	Jun 12, 2013
Prospectus Date	May 1, 2013

Nationwide Variable Insurance Trust
American Century NVIT Growth Fund
American Century NVIT Multi Cap Value Fund
Invesco NVIT Comstock Value Fund (formerly, Van Kampen NVIT Comstock Value Fund)
Neuberger Berman NVIT Multi Cap Opportunities Fund
Neuberger Berman NVIT Socially Responsible Fund
NVIT Emerging Markets Fund
NVIT International Equity Fund
NVIT Large Cap Growth Fund
NVIT Nationwide Fund
NVIT Real Estate Fund
Templeton NVIT International Value Fund

Supplement dated June 12, 2013
to the Prospectus dated May 1, 2013

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT International Equity Fund

2.	As of the Effective Date, the Prospectus, as it relates solely to the Fund, is amended as follows:

a.	The information under the heading “Principal Investment Strategies” on page 22 of the Prospectus is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by companies of any size, including small- and mid-cap companies, that are located in, that derive at least 50% of their earnings or revenues from, or that maintain at least 50% of their assets in, countries around the world other than the United States. Some of these countries may be considered to be emerging market countries. Emerging market countries are developing and low- or middle-income countries, and may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

The Fund invests in companies that exhibit characteristics consistent with either a growth style or a value style of investing.  In other words, the Fund targets companies whose earnings are expected to grow consistently faster than those of other companies, but also targets companies that the subadviser believes to be undervalued in the marketplace compared to their intrinsic value. The Fund’s subadviser employs a core investment strategy that emphasizes fundamental research to identify quality companies and is supported by quantitative analysis, portfolio construction and risk management techniques. Investments for the Fund are selected bottom-up based on factors specific to individual companies, rather than sector or country trends. The subadviser’s strategy primarily focuses on identifying issuers that it believes have sustainable growth potential at a reduced level of risk.

The Fund’s subadviser may consider selling a security for several reasons, including when (1) its price changes such that the subadviser believes it has become too expensive, (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.

The Fund may engage in active and frequent trading of portfolio securities.

b.	The following information supplements the information under the heading “Principal Risks” on page 22 of the Prospectus:

Value style risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.  In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Supplement [Text Block]	nvit_SupplementTextBlock
Nationwide Variable Insurance Trust
American Century NVIT Growth Fund
American Century NVIT Multi Cap Value Fund
Invesco NVIT Comstock Value Fund (formerly, Van Kampen NVIT Comstock Value Fund)
Neuberger Berman NVIT Multi Cap Opportunities Fund
Neuberger Berman NVIT Socially Responsible Fund
NVIT Emerging Markets Fund
NVIT International Equity Fund
NVIT Large Cap Growth Fund
NVIT Nationwide Fund
NVIT Real Estate Fund
Templeton NVIT International Value Fund

Supplement dated June 12, 2013
to the Prospectus dated May 1, 2013

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT International Equity Fund

2.	As of the Effective Date, the Prospectus, as it relates solely to the Fund, is amended as follows:

a.	The information under the heading “Principal Investment Strategies” on page 22 of the Prospectus is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by companies of any size, including small- and mid-cap companies, that are located in, that derive at least 50% of their earnings or revenues from, or that maintain at least 50% of their assets in, countries around the world other than the United States. Some of these countries may be considered to be emerging market countries. Emerging market countries are developing and low- or middle-income countries, and may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

The Fund invests in companies that exhibit characteristics consistent with either a growth style or a value style of investing.  In other words, the Fund targets companies whose earnings are expected to grow consistently faster than those of other companies, but also targets companies that the subadviser believes to be undervalued in the marketplace compared to their intrinsic value. The Fund’s subadviser employs a core investment strategy that emphasizes fundamental research to identify quality companies and is supported by quantitative analysis, portfolio construction and risk management techniques. Investments for the Fund are selected bottom-up based on factors specific to individual companies, rather than sector or country trends. The subadviser’s strategy primarily focuses on identifying issuers that it believes have sustainable growth potential at a reduced level of risk.

The Fund’s subadviser may consider selling a security for several reasons, including when (1) its price changes such that the subadviser believes it has become too expensive, (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.

The Fund may engage in active and frequent trading of portfolio securities.

b.	The following information supplements the information under the heading “Principal Risks” on page 22 of the Prospectus:

Value style risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.  In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

NVIT International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nvit_SupplementTextBlock
Nationwide Variable Insurance Trust
American Century NVIT Growth Fund
American Century NVIT Multi Cap Value Fund
Invesco NVIT Comstock Value Fund (formerly, Van Kampen NVIT Comstock Value Fund)
Neuberger Berman NVIT Multi Cap Opportunities Fund
Neuberger Berman NVIT Socially Responsible Fund
NVIT Emerging Markets Fund
NVIT International Equity Fund
NVIT Large Cap Growth Fund
NVIT Nationwide Fund
NVIT Real Estate Fund
Templeton NVIT International Value Fund

Supplement dated June 12, 2013
to the Prospectus dated May 1, 2013

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT International Equity Fund

2.	As of the Effective Date, the Prospectus, as it relates solely to the Fund, is amended as follows:

a.	The information under the heading “Principal Investment Strategies” on page 22 of the Prospectus is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by companies of any size, including small- and mid-cap companies, that are located in, that derive at least 50% of their earnings or revenues from, or that maintain at least 50% of their assets in, countries around the world other than the United States. Some of these countries may be considered to be emerging market countries. Emerging market countries are developing and low- or middle-income countries, and may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

The Fund invests in companies that exhibit characteristics consistent with either a growth style or a value style of investing.  In other words, the Fund targets companies whose earnings are expected to grow consistently faster than those of other companies, but also targets companies that the subadviser believes to be undervalued in the marketplace compared to their intrinsic value. The Fund’s subadviser employs a core investment strategy that emphasizes fundamental research to identify quality companies and is supported by quantitative analysis, portfolio construction and risk management techniques. Investments for the Fund are selected bottom-up based on factors specific to individual companies, rather than sector or country trends. The subadviser’s strategy primarily focuses on identifying issuers that it believes have sustainable growth potential at a reduced level of risk.

The Fund’s subadviser may consider selling a security for several reasons, including when (1) its price changes such that the subadviser believes it has become too expensive, (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.

The Fund may engage in active and frequent trading of portfolio securities.

b.	The following information supplements the information under the heading “Principal Risks” on page 22 of the Prospectus:

Value style risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.  In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	Jun 12, 2013